Acquisition	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisition
Acquisition
On August 1, 2015, the Company completed the acquisition of CDW UK by purchasing the remaining 65% of its outstanding common stock which increased the Company’s ownership interest from 35% to 100%, and provided the Company control.
A summary of the total consideration transferred is as follows:

(in millions)	Acquisition-Date Fair Value
Cash	$291.6
Fair value of CDW common stock (1)	33.2
Fair value of previously held equity investment on the date of acquisition (2)	174.9
Total consideration	$499.7

(1)
The Company issued 2 million shares of CDW common stock. The fair value of the common stock was based on the closing market price on July 31, 2015, adjusted for the lack of marketability as the shares of CDW common stock issued to certain sellers are subject to a three-year lock up restriction from August 1, 2015. One of the sellers granted 1 million stock options to certain CDW UK coworkers over his shares of CDW common stock received in the transaction. The fair value of these stock options was $22 million, which has been accounted for as post-combination stock-based compensation and is being amortized over the weighted-average requisite service period of 3.2 years and recorded in Selling and administrative expenses in the Consolidated Statements of Operations.

(2)
As a result of the Company obtaining control over CDW UK, the Company’s previously held 35% equity investment was remeasured to fair value, resulting in a gain of $98 million included in Gain on remeasurement of equity investment in the Consolidated Statements of Operations. The fair value of the previously held equity investment was determined by management with the assistance of a third party valuation firm, based on information available at the acquisition date.

The recognized amounts of identifiable assets acquired and liabilities assumed, translated using the foreign currency exchange rates on the date of acquisition, are as follows:

(in millions)	Acquisition-Date Fair Value (1)
Cash	$27.8
Accounts receivable	135.7
Merchandise inventory	27.1
Property and equipment, net	11.4
Identified intangible assets (2)	289.8
Other assets	53.5
Total assets acquired	545.3
Accounts payable (3)	(86.1)
Deferred revenue	(57.2)
Other liabilities	(41.7)
Deferred tax liabilities	(55.1)
Debt	(111.5)
Total liabilities assumed	(351.6)
Total identifiable net assets	193.7

Goodwill	306.0

Total purchase price	$499.7

(1)
The fair values assigned to the tangible and intangible assets acquired and liabilities assumed were based on management’s estimates and assumptions, as well as other information compiled by management, including valuations that utilize customary valuation procedures and techniques.

(2)	Details of the identified intangible assets acquired are as follows:

(in millions)	Acquisition-Date Fair Value	Weighted-Average Amortization Period (in years)
Customer relationships	$260.8	13
Customer contracts	25.9	3
Developed technology	1.7	2
Trade name	1.4	1
Total identified intangible assets	$289.8

(3)	Accounts payable includes both Accounts payable-trade and Accounts payable-inventory financing.
Goodwill in the amount of $306 million was recognized in the acquisition of CDW UK and is attributable to the business from new customers and the value of the acquired assembled workforce. The goodwill was allocated to the CDW UK operating segment which is included with Canada in an all other category (“Other”). The full amount of goodwill recognized is not deductible for income tax purposes in the United Kingdom.
The unaudited pro forma Consolidated Statements of Operations in the table below summarizes the combined results of operations of the Company and CDW UK, as if the acquisition had been completed on January 1, 2014, and gives effect to pro forma events that are factually supportable and directly attributable to the transaction. The unaudited pro forma results reflect adjustments for equity-based compensation, acquisition and integration costs, incremental intangible asset amortization based on the fair values of each identifiable intangible asset, which are subject to change within the measurement period, pre-acquisition equity earnings, the gain on the remeasurement of the Company’s previously held 35% equity method investment, elimination of pre-acquisition intercompany sales transactions and the impacts of certain other pre-acquisition transactions. Pro forma adjustments were tax-effected at the statutory rates within the applicable jurisdictions.
This unaudited pro forma information is presented for informational purposes only and may not be indicative of the historical results of operations that would have been obtained if the acquisition had taken place on January 1, 2014, nor the results that may be obtained in the future. This unaudited pro forma information does not reflect future synergies, integration costs or other such costs or savings.
The unaudited pro forma Consolidated Statements of Operations for the years ended December 31, 2015 and 2014 is as follows:

	Years Ended December 31,
(in millions)	2015	2014
Net sales	$13,507.6	$12,933.1
Net income	363.7	243.1
The unaudited pro forma information above reflects the following adjustments:

(1)	Excludes acquisition and integration expenses directly related to the transaction.

(2)	Includes additional amortization expense related to the fair value of acquired intangibles.

(3)	Excludes the gain of resulting from the remeasurement of the Company’s previously held 35% equity investment to fair value upon the completion of the acquisition.

(4)	Excludes the Company’s share of net income/loss from its previously held 35% equity investment prior to the completion of the acquisition.

(5)	Excludes non-cash equity-based compensation related to certain equity awards granted by one of the sellers to CDW UK coworkers in July 2015 prior to the completion of the acquisition.

(6)	Includes additional non-cash equity-based compensation related to equity awards granted to CDW UK coworkers after the completion of the acquisition.

(7)	Includes the elimination of inter-company sales transactions prior to the completion of the acquisition.